PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2013	2014
	RMB	RMB
Buildings	632,996,431	674,404,784
Machinery and equipment	3,412,945,731	3,587,003,598
Motor vehicles	24,519,713	31,996,742
Furniture, fixture and office equipment	48,993,283	70,296,117
	4,119,455,158	4,363,701,241
Less: Accumulated depreciation	(1,024,205,575)	(1,354,103,750)
Less: Impairment	(33,632,696)	(37,759,828)
Subtotal	3,061,616,887	2,971,837,663
Construction in progress	125,381,063	129,957,509
Property, plant and equipment, net	3,186,997,950	3,101,795,172